Property and equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Land and premises	Rs.	17,992.1	Rs.	18,836.5	US$	272.4
Software and systems		24,554.4		29,855.2		431.7
Equipment and furniture		64,927.1		73,601.8		1,064.2

Property and equipment, at cost		107,473.6		122,293.5		1,768.3
Less: Accumulated depreciation		68,505.5		79,105.7		1,143.8

Property and equipment, net	Rs.	38,968.1	Rs.	43,187.8	US$	624.5